UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6273

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	08/31/09

FORM N-Q

Item 1.	Schedule of Investments.

[INSERT SCHEDULE OF INVESTMENTS HERE]

STATEMENT OF INVESTMENTS Dreyfus Massachusetts Municipal Money Market Fund August 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--96.2%	Rate (%)		Date	Amount ($)	Value ($)
Massachusetts--89.2%
Berkshire Regional Transit
Authority, RAN		3.50	9/11/09	1,270,000	1,270,484
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Banco
Santander)		0.34	9/7/09	3,020,000 a	3,020,000
Bourne,
GO Notes, BAN		1.25	9/29/09	4,000,000	4,002,275
Hudson,
GO Notes, BAN		1.00	10/30/09	10,479,436	10,489,726
Massachusetts,
Consolidated Loan (LOC; Bank
of America)		0.15	9/1/09	1,000,000 a	1,000,000
Massachusetts,
CP (Liquidity Facility; BNP
Paribas)		0.33	9/18/09	8,000,000	8,000,000
Massachusetts,
Federal Highway GAN		4.50	12/15/09	1,500,000	1,517,630
Massachusetts,
GO Notes, Refunding		5.00	10/1/09	795,000	796,964
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Citibank NA)		0.32	9/7/09	13,500,000 a	13,500,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)		0.26	9/7/09	9,400,000 a	9,400,000
Massachusetts Bay Transportation
Authority (General
Transportation System)
(Liquidity Facility; Dexia
Credit Locale)		0.40	9/7/09	18,200,000 a	18,200,000
Massachusetts Development Finance
Agency, Assisted Living
Facilities Revenue (Whaler's
Cove Project) (LOC; Wachovia
Bank)		0.41	9/7/09	11,000,000 a	11,000,000
Massachusetts Development Finance
Agency, IDR (Metalcrafters,
Inc. Issue) (LOC; Bank of
America)		0.55	9/7/09	2,125,000 a	2,125,000
Massachusetts Development Finance
Agency, Multifamily Revenue
(Kennedy Lofts Project)
(Liquidity Facility; FHLMC and
LOC; FHLMC)		0.50	9/7/09	11,440,000 a,b	11,440,000
Massachusetts Development Finance
Agency, Revenue (Alliance
Health of Massachusetts

Project) (LOC; PNC Bank)	0.27	9/7/09	3,300,000 a	3,300,000
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.17	9/7/09	5,300,000 a	5,300,000
Massachusetts Development Finance
Agency, Revenue (Boston University
Issue) (LOC; FHLB)	0.38	9/3/09	8,000,000	8,000,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	0.39	9/7/09	10,290,000 a	10,290,000
Massachusetts Development Finance
Agency, Revenue (Bridgewell,
Inc. Issue) (LOC; Key Bank)	2.30	9/7/09	9,585,000 a	9,585,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	0.55	9/7/09	3,600,000 a	3,600,000
Massachusetts Development Finance
Agency, Revenue (Decas
Cranberry Issue) (LOC; Bank of
America)	0.55	9/7/09	1,225,000 a	1,225,000
Massachusetts Development Finance
Agency, Revenue (ECM Plastics
Issue) (LOC; Toronto Dominion
Bank)	0.45	9/7/09	1,590,000 a	1,590,000
Massachusetts Development Finance
Agency, Revenue (Family
Service Association of Greater
Boston Issue) (LOC; FHLB)	0.39	9/7/09	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (ISO New
England Inc. Issue) (LOC; TD
Bank)	0.22	9/7/09	11,845,000 a	11,845,000
Massachusetts Development Finance
Agency, Revenue (JHC Assisted
Living Corporation Issue)
(LOC; TD Bank)	0.33	9/7/09	4,805,000 a	4,805,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	0.39	9/7/09	3,720,000 a	3,720,000
Massachusetts Development Finance
Agency, Revenue (Thayer
Academy Issue) (Insured;
Assured Guaranty and Liquidity
Facility; TD Bank)	0.33	9/7/09	6,995,000 a	6,995,000
Massachusetts Development Finance
Agency, Revenue (The Brimmer
and May School Issue) (LOC;
Comerica Bank)	0.59	9/7/09	9,675,000 a	9,675,000
Massachusetts Development Finance
Agency, Revenue (Ursuline
Academy Dedham Issue) (LOC;
RBS Citizens NA)	2.00	9/7/09	4,965,000 a	4,965,000
Massachusetts Development Finance
Agency, Revenue (Wilbraham and
Monson Academy Issue) (LOC;
Banco Santander)	0.32	9/7/09	4,935,000 a	4,935,000

Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.14	9/1/09	1,200,000 a	1,200,000
Massachusetts Industrial Finance
Agency, IDR (Cambridge Isotope
Laboratories, Inc. Project)
(LOC; Bank of America)	0.55	9/7/09	1,645,000 a	1,645,000
Massachusetts Industrial Finance
Agency, Revenue (Heritage at
Hingham Issue) (Liquidity
Facility; FNMA and LOC; FNMA)	0.41	9/7/09	6,760,000 a	6,760,000
Nahant,
GO Notes, BAN	2.50	9/11/09	1,866,000	1,866,301
Nashoba Regional School District,
GO Notes, BAN	2.25	9/11/09	1,665,000	1,665,112
Norwood,
GO Notes, BAN	1.00	10/7/09	5,665,000	5,668,051
Silver Lake Regional School
District, GO Notes, BAN	1.25	12/18/09	7,900,000	7,912,045
Wachusett Regional School
District, GO Notes, BAN	1.50	10/16/09	3,661,456	3,664,642
Weston,
GO Notes, BAN	1.00	2/5/10	8,347,000	8,367,227
Worcester,
GO Notes, BAN	1.50	11/6/09	5,705,000	5,712,741
Worcester,
GO Notes, BAN	2.00	11/6/09	4,805,000	4,812,685
Worcester,
GO Notes, BAN	3.25	11/6/09	1,608,063	1,614,236

U.S. Related--7.0%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.48	9/7/09	5,100,000 a	5,100,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.48	9/7/09	3,685,000 a	3,685,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Higher Educational
Revenue (Ana G. Mendez
University System Project)
(LOC; Banco Bilbao Vizcaya	0.30	9/7/09	1,500,000 a	1,500,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.39	9/7/09	8,300,000 a,b	8,300,000

Total Investments (cost $257,065,119)			96.2%	257,065,119
Cash and Receivables (Net)			3.8%	10,288,447

Net Assets	100.0%	267,353,566

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities amounted to $19,740,000 or 7.4% of net assets.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	257,065,119
Level 3 - Significant Unobservable Inputs	-
Total	257,065,119

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund
entered into a Guarantee Agreement with the United States
Department of the Treasury (the “Treasury”) to participate
in the Treasury’s Temporary Guarantee Program for Money
Market Funds (the “Program”).
Under the Program, the Treasury guaranteed the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund
liquidated. Recovery under the Program was subject to certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.
the Program,
which was originally set to expire on December 18, 2008,
was initially extended by the Treasury until April 30, 2009
and had been further extended by the Treasury until
September 18, 2009, at which time the Secretary of the
Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a
payment to the Treasury in the amount of .01%, .015% and
.015% except for Dreyfus Cash Management Plus, Inc.,
which was .015%, .022% and .023%, respectively, of the
funds’ shares outstanding as of September 19, 2008 (valued
at $1.00 per share). This expense was borne by the funds
without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)